Summary of Significant Accounting Policies	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The consolidated balance sheet includes all of the accounts of the Company as of February 1, 2011, prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant inter-company balances and transactions have been eliminated in consolidation.

  Use of Estimates

        The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the amounts of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

  Cash and Cash Equivalents

        The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

  Income Taxes

        The Company intends to operate and be taxed as a REIT under the Internal Revenue Code. To qualify as a REIT, the Company must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of our annual REIT taxable income to its shareholders (which is computed without regard to the dividends paid deduction or net capital gain) and which does not necessarily equal net income as calculated in accordance with GAAP. As a REIT, we generally will not be subject to federal income tax to the extent the Company currently distributes its REIT taxable income to its shareholders.

        REITs are subject to a number of organizational and operational requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to U.S. federal income tax (including any applicable alternative minimum tax) on its taxable income at regular corporate tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which the qualification is lost unless the IRS grants the Company relief under certain statutory provisions. Such an event could materially and adversely affect the Company's net income and net cash available for distribution to shareholders. However, the Company intends to organize and operate in such a manner as to qualify for treatment as a REIT.

  Organizational and Offering Costs

        The Company expenses organization costs as incurred and offering costs, which include selling commissions, will be deferred and charged to shareholders' equity.

  Share-Based Compensation

        In connection with the Offering, the Company expects to adopt an equity incentive plan that will provide for the issuance of share-based equity instruments including potential grants of share options, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other share-based awards, including long-term incentive plan units in the operating partnership, or any combination of the foregoing. Awards granted under this plan will generally require service-based vesting over a period of years subsequent to the grant date and resulting equity-based compensation expense measured at the fair value of the award on the date of grant will be recognized as an expense in the financial statements over the vesting period. The Company will account for awards granted under applicable share based compensation guidance contained in Financial Accounting Standards Board Accounting Standards Codification ASC 718.

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The accompanying unaudited interim combined consolidated financial statements and related notes have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP") and in conformity with the rules and regulations of the SEC applicable to interim financial information. As such, certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted in accordance with the rules and regulations of the SEC. All significant inter-company balances and transactions have been eliminated in consolidation. The accompanying unaudited interim financial statements include adjustments based on management's estimates (consisting of normal recurring adjustments), which the Company considers necessary for a fair statement of the combined consolidated balance sheets, statements of operations, statements of changes in equity and comprehensive loss and statements of cash flows for the interim periods presented. The financial information should be read in conjunction with the combined consolidated financial statements for the year ended December 31, 2010, included in the final prospectus relating to the IPO, dated May 10, 2011, which the Company filed with the SEC. Operating results for the three and nine months ended September 30, 2011 are not necessarily indicative of actual operating results for the entire year.

  Use of Estimates

        The preparation of the financial statements and accompanying notes in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the amounts of contingent assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Reporting Periods

        As of September 30, 2011, the Company owned four hotels that are managed by affiliates of Marriott International ("Marriott"). The Company's hotels managed by Marriott are accounted for on a fiscal year comprised of 52 or 53 weeks ending on the Friday closest to December 31. The Company's results for the three and nine months ended September 30, 2011 and 2010 include the results of operations for the Company's Marriott-managed hotels for the 36-week periods ending September 9, 2011 and September 10, 2010, respectively.

  Reclassifications

        Certain de minimus prior year amounts in these financial statements have been reclassified to conform to the current year presentation with no impact to net income, shareholders' equity or cash flows.

  Investment in Hotel Properties

        Hotel acquisitions consist almost exclusively of land, land improvements, buildings, furniture, fixtures and equipment and inventory. The Company records the purchase price among these asset classes based on their respective fair values. When the Company acquires properties, they are acquired for use. Generally, the Company does not acquire any significant in-place leases or other intangible assets (e.g., management agreements, franchise agreements or trademarks) when hotels are acquired. The only intangible assets acquired through September 30, 2011 consisted of favorable tenant lease agreements and miscellaneous operating agreements, which are short-term in nature and at market rates. In conjunction with the acquisition of a hotel, the Company typically negotiates new franchise and management agreements with the selected brand and manager.

        The Company's investments in hotels are carried at cost and are depreciated using the straight-line method over estimated useful lives of 15 years for land improvements, 40 years for buildings and improvements and three to five years for furniture, fixtures and equipment. Intangible assets arising from favorable or unfavorable leases are amortized using the straight-line method over the non-cancelable portion of the term of the agreement. Maintenance and repairs are expensed and major renewals or improvements are capitalized. Upon the sale or disposition of a fixed asset, the asset and related accumulated depreciation are removed from the accounts and the related gain or loss is included in operations.

        The Company considers each individual hotel to be an identifiable component of the business. In accordance with the impairment or disposal of long-lived assets guidance, the Company does not consider a hotel as "held for sale" until it is probable that the sale will be completed within one year and the other requisite criteria for such classification have been met. Once a hotel is designated as "held for sale" the operations for that hotel are included in discontinued operations. The Company does not depreciate hotel assets so long as they are classified as "held for sale." Upon designation of a hotel as being "held for sale" and quarterly thereafter, the Company reviews the realizability of the carrying value, less cost to sell, in accordance with the guidance. Any such adjustment in the carrying value of a hotel classified as "held for sale" is reflected in discontinued operations. The Company includes in discontinued operations the operating results of those hotels that are classified as "held for sale."

        The Company assesses the carrying values of each hotel whenever events or changes in circumstances indicate that the carrying amounts of these hotels may not be fully recoverable. Recoverability of the hotel is measured by comparison of the carrying amount of the hotel to the estimated future undiscounted cash flows which take into account current market conditions and the Company's intent with respect to holding or disposing of the hotel. If the Company's analysis indicates that the carrying value of the hotel is not recoverable on an undiscounted cash flow basis, it recognizes an impairment charge for the amount by which the carrying value exceeds the fair value of the hotel. Fair value is determined through various valuation techniques, including internally developed discounted cash flow models, comparable market transactions and third party appraisals, where considered necessary.

        The use of projected future cash flows is based on assumptions that are consistent with a market participant's future expectations for the travel industry and economy in general and the Company's plans to manage the underlying hotels. However, assumptions and estimates about future cash flows and capitalization rates are complex and subjective. Changes in economic and operating conditions and the Company's ultimate investment intent that occur subsequent to a current impairment analysis could impact these assumptions and result in future impairment charges of the hotels.

  Earnings Per Share

        Basic earnings per share is calculated by dividing net income by the weighted-average number of common shares outstanding during the period excluding the weighted average number of unvested restricted shares ("participating securities" as defined in Note 11). The basic earnings per share calculation includes the effect of such participating securities. Diluted earnings per share is calculated by dividing net income by the weighted-average number of common shares outstanding during the period plus other potentially dilutive securities such as stock grants or shares that would be issued in the event of conversion of operating partnership units. No adjustment is made for shares that are anti-dilutive during a period.

  Share Based Compensation

        From time to time, the Company may award non-vested shares under the 2011 Equity Incentive Plan (the "2011 Plan"), as compensation to officers, employees and non-employee trustees (see Note 10). The shares issued to officers and employees vest over a period of time as determined by the Board of Trustees at the date of grant. The Company recognizes compensation expense for non-vested shares on a straight-line basis over the vesting period based upon the fair market value of the shares on the date of grant, adjusted for forfeitures.

2. Summary of Significant Accounting Policies

  Basis of Presentation and Principles of Consolidation

        The combined consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").

        The combined consolidated financial statements include the accounts of RLJ Fund II, RLJ Fund III and RLJ Development and their respective wholly-owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

        The Initial Fund II and the Parallel Fund II are separate entities that do not have ownership interest in each other but are under the common control of the Fund II General Partner, likewise, the Initial Fund III and the Parallel Fund III are separate entities that do not have ownership interest in each other but are under the common control of the Fund III General Partner. RLJ Development, RLJ Fund II and RLJ Fund III are entities under the common control of Robert L. Johnson and were formed for the purpose of acquiring and operating hotel properties. As part of the intended transaction, the registrant will acquire certain of the assets of RLJ Development, including employees, FF&E, and leases, which will represent substantially all of RLJ Development's business. Since these three entities are under common control and RLJ Lodging Trust will succeed to their operations and businesses, the combined entities of RLJ Fund II, RLJ Fund III, and RLJ Development are presented as The RLJ Predecessor and referred to as the Company.

  Other

        Accounting Standards Codification (ASC) 205-20, "Presentation of Financial Statements—Discontinued Operations" and the Securities and Exchange Commission require that when a property is disposed of, previously issued annual financial statements included in a registration statement be restated to show the operating results of the property in discontinued operations for all periods presented. ASC 205-20 replaced Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets."

        On August 5, 2011, the Company transferred title to the New York LaGuardia Airport Marriott to the lenders pursuant to the deed in lieu of foreclosure arrangement. Accordingly, the hotel's revenues and expenses have been reclassified to discontinued operations for all periods presented and certain disclosures in Notes 2, 3, 4, 5 and 7 have been revised. This reclassification had no effect on shareholders' equity, cash flows or net income (loss). The effect on the Company's previously reported loss from continuing operations attributable to the New York LaGuardia Airport Marriott, for the years ended December 31, 2010, 2009 and 2008 are as follows:

	As Reported			As Adjusted
	For the years ended December 31,			For the years ended December 31,
	2010	2009	2008	2010	2009	2008
Total revenue	$545,568	$482,488	$551,819	$516,666	$455,761	$517,502
Total operating expense	504,175	558,546	493,661	475,154	492,392	460,228
Interest expense, net	(85,209)	(90,596)	(90,535)	(82,754)	(86,276)	(86,353)

Loss from continuing operations before income tax expense	$(43,816)	$(166,654)	$(32,377)	$(41,242)	$(122,907)	$(29,079)

  Use of Estimates

        The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the amounts of contingent assets and liabilities at the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Reclassifications

        Certain prior year amounts in these financial statements have been reclassified to conform with the current year presentation with no impact to net income, owners' equity or cash flows.

  Risks and Uncertainties

        During the recent economic recession, the Company experienced reduced demand for its hotel rooms and services. Uncertainty over the economic recovery will continue to impact the lodging industry and the Company's financial results and growth. While the Company's financial results were impacted by the economic slowdown, it is expected that the Company's future financial results and growth will benefit while the economy continues to improve.

        In addition, the Company owned 23 and 17 hotels located in the Chicago, Illinois and Austin, Texas metropolitan areas, respectively. As a result, the Company is susceptible to adverse market conditions in these areas, including industry downturns, relocation of businesses and any oversupply of hotel rooms or a reduction in lodging demand.

  Revenue Recognition

        The Company's revenue comprises hotel operating revenue, such as room revenue, food and beverage revenue and revenue from other hotel operating departments (such as telephone, parking and business centers). These revenues are recorded net of any sales and occupancy taxes collected from guests. All rebates or discounts are recorded as a reduction in revenue, and there are no material contingent obligations with respect to rebates and discounts offered by the hotels. All revenues are recorded on an accrual basis as earned. Appropriate allowances are made for doubtful accounts and are recorded as bad debt expense. The allowances are calculated as a percentage of aged accounts receivable, based on individual hotel management company policy. Cash received prior to guest arrival is recorded as an advance from the guest and recognized as revenue at the time of occupancy.

        Incentive payments received pursuant to entry into management agreements are deferred and amortized into income over the life of the respective agreements. In 2007, RLJ Fund II received an incentive payment of $3.0 million related to purchasing a hotel and entering into a management agreement with Marriott International for management of the New York LaGuardia Airport Marriott, which will be recognized over the remaining term of the management agreement. As of December 31, 2010 and 2009, there is approximately $2.6 million and $2.7 million, respectively, remaining to be recognized.

  Fair Value of Financial Instruments

        The estimated fair values of financial instruments have been determined by the Company using available market information and appropriate valuation methods. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts. The Company used the following market assumptions and/or estimation methods:

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  Cash and cash equivalents, hotel receivables, accounts payable and accrued expenses—The carrying amounts reported in the combined consolidated balance sheet for these financial instruments approximate fair value because of their short maturities.

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  Investment in collateralized loans—Fair value is determined by discounting the future contractual cash flows to the present value using a current market interest rate. The market rate is determined by giving consideration to one or both of the following criteria, as appropriate: (1) interest rates for loans of comparable quality and maturity, and (2) the value of the underlying collateral. The fair values of the Company's investment in collateralized loans are generally classified within Level 3 of the valuation hierarchy. The fair value estimated at December 31, 2010 and 2009 was $22.1 million and $12.9 million, respectively.

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  Interest rate swaps and caps—The fair value of interest rate swaps and caps is determined as discussed in Note 11 to these financial statements.

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  Variable rate mortgage notes payable and borrowings under the credit facility—The carrying amounts reported in the combined consolidated balance sheets for these financial instruments approximate fair value. The Company estimates the fair value of its variable rate debt by using quoted market rates for similar loans with similar terms.

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  Fixed rate mortgage notes payable—The fair value estimated at December 31, 2010 and 2009 of $796.5 million and $808.4 million, respectively (excluding loans collateralized by properties held for sale), is calculated based on the net present value of payments over the term of the loans using estimated market rates for similar mortgage loans with similar terms.

  Investment in Hotel Properties

        Hotel acquisitions consist almost exclusively of land, land improvements, building, furniture, fixtures and equipment and inventory. The Company records the purchase price among these asset classes based on their respective fair values. When the Company acquires properties, they are acquired for use. Generally, the Company does not acquire any significant in-place leases or other intangible assets (e.g., management agreements, franchise agreements or trademarks) when hotels are acquired. The only intangible assets acquired through December 31, 2010 consist of favorable tenant lease agreements and miscellaneous operating agreements, which are short-term in nature and at market rates. In conjunction with the acquisition of a hotel, the Company typically negotiates new franchise and management agreements with the selected brand and manager.

        The Company's investments in hotels are carried at cost and are depreciated using the straight-line method over estimated useful lives of 15 years for land improvements, 40 years for buildings and improvements and three to five years for furniture, fixtures and equipment. Intangible assets arising from favorable or unfavorable leases are amortized using the straight-line method over the non-cancelable term of the agreement. Maintenance and repairs are expensed and major renewals or improvements are capitalized. Upon the sale or disposition of a fixed asset, the asset and related accumulated depreciation are removed from the accounts and the related gain or loss is included in operations.

        The Company considers each individual hotel to be an identifiable component of the business. In accordance with the impairment or disposal of long-lived assets guidance, the Company does not consider a hotel as "held for sale" until it is probable that the sale will be completed within one year and the other requisite criteria for such classification have been met. Once a hotel is designated as "held for sale" the operations for that hotel are included in discontinued operations. The Company does not depreciate hotel assets so long as they are classified as "held for sale." Upon designation of a hotel as being "held for sale" and quarterly thereafter, the Company reviews the realizability of the carrying value, less cost to sell, in accordance with the guidance. Any such adjustment in the carrying value of a hotel classified as "held for sale" is reflected in discontinued operations. The Company includes in discontinued operations the operating results of those hotels that are classified as "held for sale".

        For hotels that are classified as held for investment, the Company assesses the carrying values of each hotel, whenever events or changes in circumstances indicate that the carrying amounts of these hotels may not be fully recoverable. Recoverability of the hotel is measured by comparison of the carrying amount of the hotel to the estimated future undiscounted cash flows, which take into account current market conditions and our intent with respect to holding or disposing of the hotel. If our analysis indicates that the carrying value of the hotel is not recoverable on an undiscounted cash flow basis, we recognize an impairment charge for the amount by which the carrying value exceeds the fair value of the hotel. Fair value is determined through various valuation techniques, including internally developed discounted cash flow models, comparable market transactions and third-party appraisals, where considered necessary.

        The use of projected future cash flows is based on assumptions that are consistent with a market participant's future expectations for the travel industry and economy in general and our strategic plans to manage the underlying hotels. However assumptions and estimates about future cash flows and capitalization rates are complex and subjective. Changes in economic and operating conditions and our ultimate investment intent that occur subsequent to a current impairment analyses could impact these assumptions and result in future impairment charges of the hotels.

  Investment in Loans

        The Company holds investments in two collateralized mortgage loans. The loans are collateralized by the related hotels and were recorded at acquisition at their initial investment, which includes the amount paid to the seller plus any fees paid or less any fees received. The acquired loans were of a deteriorated credit quality as the loans were already in default, at the date of the Company's acquisition of the loans and therefore the amounts paid for the loans reflected the Company's determination that it was probable the Company would be unable to collect all amounts due pursuant to the loan's contractual terms.

        When the loans were acquired, the Company commenced foreclosure proceedings. The Company initially acquired the loans for the reward of ownership of the underlying collateral and as a result placed the loans on non-accrual status and recognized income on a cash-basis method. The loans were brought current when the borrower paid all outstanding regular monthly payments and interest accrued. As the loans are no longer in default, the Company determined that the cash flows can reasonably be estimated and therefore the loans are no longer on non-accrual status.

        Company considers expected prepayments, and estimates the amount and timing of undiscounted expected principal, interest and other cash flows. The Company determines any excess of the loan's scheduled contractual principal and contractual interest payments over all cash flows expected at acquisition as an amount that should not be accreted. The remaining amount, representing the excess of the loan's cash flows expected to be collected over the amount paid to acquire the loan is accreted into interest income over the remaining life of the loan. The Company will regularly re-estimate cash flows expected to be collected over the life of the loan. Any changes in future cash flows expected to be collected will result in a prospective adjustment to the interest yield which will be recognized over the loan's remaining life. A reserve will be established if the present value of payments expected to be received, observable market prices, or the estimated fair value of the collateral (for loans that are dependent on the collateral for repayment) of an impaired loan is lower than the carrying value of that loan. As of December 31, 2010 and 2009, no reserves for loan losses were deemed necessary.

  Cash and Cash Equivalents

        All highly liquid investments with a maturity of three months or less when purchased are considered to be cash equivalents. The Company maintains cash balances in domestic banks, which, at times, may exceed the limits of amounts insured by the Federal Deposit Insurance Corporation.

  Restricted Cash Reserves

        All cash that is required to be maintained in a reserve escrow account by a management agreement and/or a mortgage agreement for replacement of furniture, fixtures and equipment and funding of real estate taxes and insurance is considered to be restricted cash reserves. Net cash from operations from the New York LaGuardia Airport Marriott are distributed monthly to the lender as a result of an event of default on its mortgage loan. The cash distributed to the lender is considered to be restricted cash reserves.

  Deferred Financing Fees

        Deferred financing fees relate to costs incurred to obtain long-term financing of hotel properties. Deferred financing fees are recorded at cost and are amortized using the straight-line method, which approximates the effective interest method, over the respective terms of the mortgage loans that are collateralized by the hotel properties and over the term of a credit facility collateralized by capital commitments of RLJ Fund II or RLJ Fund III, as applicable (see Note 7) and are included as a component of interest expense. For the years ended December 31, 2010, 2009 and 2008, approximately $2.7 million, $3.0 million and $3.1 million (excluding discontinued operations), respectively, of amortization expense was recorded as a component of interest expense. Accumulated amortization at December 31, 2010 and 2009 was approximately $13.1 million and $10.1 million (excluding discontinued operations), respectively.

  Deferred Management Fees

        In June 2006, in consideration for the agreement of White Lodging Services Corporation ("WLS") to enter into new management agreements on terms favorable to RLJ Fund II, a subsidiary of RLJ Fund II made a one-time payment of $20.0 million to WLS. This payment was recorded at cost, and is being amortized as a component of management fee expense, which is included in management fees, over the 20-year initial term of the management agreement. For the years ended December 31, 2010, 2009 and 2008, $1.0 million of amortization expense was recorded in each year with respect to deferred management fees. As of December 31, 2010 and 2009, accumulated amortization was approximately $4.6 million and $3.6 million, respectively.

  Comprehensive Income (Loss)

        Comprehensive income (loss) includes net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) is comprised of unrealized gains and losses resulting from hedging activities.

  Advertising Costs

        The Company expenses advertising costs as incurred. Advertising expense was approximately $4.1 million, $2.1 million and $1.8 million (excluding discontinued operations) for the years ended December 31, 2010, 2009 and 2008, respectively, and is included in other hotel operating expenses.

  Transaction and Pursuit Costs

        The Company incurs costs during the review of potential property acquisitions, including legal fees, architectural costs, environmental reviews and market studies. Prior to December 31, 2008, these costs were included in prepaid expenses and other current assets until the property was either acquired or the deal was abandoned. Costs related to properties that were acquired were reclassified to investment in hotel properties at the time of acquisition. Costs related to deals that were abandoned were expensed to transaction and pursuit costs at the time of abandonment.

        On January 1, 2009, the Company adopted the new accounting guidance on business combinations, which requires transaction costs to be expensed as incurred. At December 31, 2008, the Company had approximately $700 of costs related to acquisitions that were expected to close during 2009, which were included in prepaid expenses and other current assets. Those costs were expensed as transaction and pursuit costs at December 31, 2008.

        On February 26, 2009, RLJ Fund II terminated its obligation to purchase two additional properties under a purchase and sale agreement. Approximately $5.6 million was paid as a termination fee, which is included in transaction and pursuit costs.

  Derivative Financial Instruments

        In the normal course of business, the Company is exposed to the effects of interest rate changes. As of December 31, 2010 and 2009, approximately 24.9% and 23.1%, respectively, of the Company's borrowings were subject to variable rates. The Company limits the risks associated with interest rate changes by following the Company's established risk management policies and procedures, including the use of derivatives. The Company utilizes derivative financial instruments to manage, or hedge, interest rate risk. The Company attempts to require that hedging derivative instruments be effective in reducing the interest rate risk exposure that they are designated to hedge. This effectiveness is essential in order to qualify for hedge accounting. Instruments that meet these hedging criteria are formally designated as hedges at the inception of the derivative contract. When the terms of an underlying transaction are modified, or when the underlying hedged item ceases to exist, all changes in the fair value of the instrument are marked-to-market with changes in value included in net income each period until the instrument matures.

        The Company utilizes a variety of borrowing vehicles including a credit facility and medium and long-term financings. To reduce the Company's susceptibility to interest rate variability, the Company uses interest rate instruments, typically interest rate swaps and caps, to convert a portion of variable rate debt to fixed rate debt.

        Interest rate differentials that arise under interest rate swap and cap contracts are recognized in interest expense over the life of the contracts. Interest rate swap and cap agreements contain a credit risk that counterparties may be unable to fulfill the terms of the agreement. The Company has minimized that risk by evaluating the creditworthiness of its counterparties, who are limited to major banks and financial institutions, and it does not anticipate nonperformance by the counterparties.

        Gains and losses on swap and cap agreements determined to be effective hedges are reported in other comprehensive income (loss) and are reclassified to earnings in the period in which earnings are affected by the underlying hedged item. The ineffective portion of all hedged items is recognized in earnings in the current period. At December 31, 2010 and 2009, the aggregate fair value of approximately $3.8 million and $14.9 million, respectively, of the swap agreements was recorded as a liability in the accompanying combined consolidated financial statements.

  Distributions

        RLJ Fund II is required to make quarterly distributions to the Fund II General Partner and RLJ Fund II's limited partners in accordance with the Fund II LP Agreements. Distributable proceeds are apportioned among the Fund II General Partner and the RLJ Fund II limited partners in proportion to their respective percentage interests and then distributed to each partner (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, and (iii) thereafter 80% to limited partners and 20% to the Fund II General Partner. As of December 31, 2010, an aggregate of approximately $158.8 million (excluding advisory fees, see Note 12) had been distributed to partners.

        RLJ Fund III is required to make quarterly distributions to the Fund III General Partner and RLJ Fund III's limited partners in accordance with the Fund III LP Agreements. Distributable proceeds are apportioned among the Fund III General Partner and the RLJ Fund III LP limited partners in proportion to their respective percentage interests and then distributed to each partner (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, (iii) third, 80% to partners and 20% to the Fund III General Partner, until each partner has received an internal rate of return of 11%, (iv) fourth, 60% to partners and 40% to the Fund III General Partner until the aggregate amount under (i) and (iii) distributed to the Fund III General Partner equals 20% of the aggregate amount distributed to the partners, and (v) thereafter 80% to limited partners and 20% to the Fund III General Partner. As of December 31, 2010, no distributions had been made to partners (excluding advisory fees, see Note 12).

        RLJ Fund II, through wholly-owned subsidiaries, makes distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of December 31, 2010, an aggregate of approximately $131 had been distributed to preferred unitholders.

        RLJ Fund III, through wholly-owned subsidiaries, makes distributions to preferred unitholders semi-annually on June 30 and December 31 each year. As of December 31, 2010, an aggregate of approximately $93 had been distributed to preferred unitholders.

        Pursuant to the terms of the RLJ Development's Limited Liability Company Agreement (the "LLC Agreement"), distributions are made at the discretion of the managing member. Distributions are made to Members in the following priority; (i), first to Class A Members who are entitled to receive any unpaid preferred return until the unpaid preferred return is reduced to zero; (ii), next to each Member, an amount equal to the excess of the tax rate percentage (as defined by the LLC Agreement) multiplied by the aggregate amount of net profits allocated to such members; (iii), next to Class A Members in proportion to the respective amounts of their unreturned capital (as defined by the LLC Agreement), until the unreturned capital of all Class A Members is reduced to zero; (iv), thereafter, among the Members in proportion to their respective membership percentage interests.

  Allocation of Profits and Losses

        Profits and losses of RLJ Fund II are allocated to the Fund II General Partner and RLJ Fund II's limited partners in accordance with the Fund II LP Agreements. Profits and losses are apportioned among the Fund II General Partner and the RLJ Fund II limited partners in proportion to their respective percentage interests (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, and (iii) thereafter 80% to limited partners and 20% to the Fund II General Partner.

        Profits and losses of RLJ Fund III are allocated to the Fund III General Partner and RLJ Fund III's limited partners in accordance with the Fund III LP Agreements. Profits and losses are apportioned among the Fund III General Partner and the RLJ Fund III limited partners in proportion to their respective percentage interests (i) first, to partners until each has received a hurdle return of 9%, (ii) second, to partners until each partners' respective unreturned invested equity is reduced to zero, (iii) third, 80% to partners and 20% to the Fund III General Partner, until each partner has received an internal rate of return of 11%, (iv) fourth, 60% to partners and 40% to the Fund III General Partner until the aggregate amount under (i) and (iii) distributed to the Fund III General Partner equals 20% of the aggregate amount distributed to the partners, and (v) thereafter 80% to limited partners and 20% to the Fund III General Partner.

        Profits of RLJ Development are allocated in accordance with the LLC Agreement: (i) first, to Members who received allocations of losses for earlier periods in proportion to the cumulative amount of those losses; (ii) next, to Class A Members in proportion to their respective percentage interests, until those Members have received cumulative allocation of profits for the current year and all prior years not offset by losses allocated to them equal to the cumulative amount of their annual preferred return; and (iii) thereafter, to the Members in proportion to their respective membership percentage interests. Losses of RLJ Development are allocated to Members in the following order or priority: (i) first, to Members who received allocations of profits in earlier fiscal years in proportion to the cumulative amount of profits previously allocated to them; (ii) next, to Members who have a positive capital account in proportion to the respective amounts of their positive capital accounts until the accounts are reduced to zero; and (iii) thereafter, to the Members in proportion to their respective percentage interests.

  Noncontrolling Interests

        As of December 31, 2010, we consolidate DBT Met Hotel Venture, LP, a majority-owned partnership that has a third-party, noncontrolling 5.0% ownership interest. The third-party partnership interest is included in noncontrolling interest on the balance sheet.

  Income Taxes

        The Fund II and Fund III Investment REITs have elected to be taxed as real estate investment trusts under Sections 856 through 860 of the Internal Revenue Code commencing with their taxable years ended December 31, 2006 and 2007, respectively. To qualify as a REIT, each Investment REIT must meet a number of organizational and operational requirements, including a requirement that they currently distribute at least 90% of their adjusted taxable income to their owners. The Investment REITs' current intention is to adhere to these requirements and maintain the qualification for taxation as REITs. As REITs, the Investment REITs generally are not subject to federal corporate income tax on that portion of net income that is currently distributed to owners. If the Investment REITs fail to qualify for taxation as a REIT in any taxable year, they will be subject to federal income taxes at regular corporate rates (including any applicable alternative minimum tax) and may not be able to qualify as a REIT for four subsequent taxable years. Even if the Investment REITs qualify for taxation as REITs, the Investment REITs may be subject to certain state and local taxes on their income and property, and to federal income and excise taxes on their undistributed taxable income.

        Taxable income from non-REIT activities managed through taxable REIT subsidiaries is subject to federal, state and local income taxes. As wholly-owned taxable REIT subsidiaries of the Master Companies, the taxable REIT subsidiaries are required to pay income taxes at the applicable rates. The consolidated income tax provision or benefit includes the income tax provision or benefit related to the operations of the taxable REIT subsidiary as well as state income taxes incurred by the REITs and Master Companies.

        Where required, deferred income taxes are accounted for using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting bases of assets and liabilities and their respective income tax bases and for operating loss, capital loss and tax credit carryforwards based on enacted income tax rates expected to be in effect when such amounts are realized or settled. However, deferred tax assets are recognized only to the extent that is more likely than not they will be realized based on consideration of available evidence, including future reversals of existing taxable temporary differences, future projected taxable income and tax planning strategies.

        The Company has made no provision for federal or state income taxes (other than the provisions consolidated from wholly-owned subsidiaries), since the profits and losses are reported by the individual owners. The Company performs an annual review for any uncertain tax positions and will record expected future tax consequences of uncertain tax positions in its financial statements. At December 31, 2010 and 2009, the Company did not identify any uncertain tax positions.